TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of income/(loss) from domestic and foreign components before income tax expenses
Income/(loss) from domestic and foreign components before income tax expenses and equity in
(
loss
)/income
of affiliates (RMB in millions):

	2019	2020	2021
Domestic	8,983	4,230	2,615
Foreign	104	(5,455)	(3,086)

Total	9,087	(1,225)	(471)

Schedule of composition of income tax expense
The current and deferred portion of income tax expense were as follows (RMB in millions):

	2019	2020	2021
Current income tax expense	1,918	848	607
Deferred tax benefit	(176)	(493)	(337)

Income tax expense	1,742	355	270

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate
The reconciliation between 25% which is the PRC statutory tax rate and the Company’s effective tax rate were as follows:

	2019	2020	2021
Statutory tax rate	25%	25%	25%
Non-deductible expenses and non-taxable income incurred
— Share-based compensation expenses	5%	(38%)	(89%)
— Change in fair value of equity securities investments and exchangeable senior notes	(5%)	0%	(21%)
— Gain on deconsolidation of a subsidiary	—	15%	—
— Others	1%	3%	1%
R&D expense super deduction	—	—	65%
Effect of tax holiday	(8%)	27%	75%
Difference in tax rates of subsidiaries outside PRC	(1%)	(37%)	(37%)
Decrease/(increase) in valuation allowance	2%	(24%)	(76%)

Effective EIT rate	19%	(29%)	(57%)

Schedule of effect of preferential tax on China operations	The following table sets forth the effect of tax holiday on China operations:

	2019	2020	2021

	RMB (in millions, except per share data)
Tax holiday effect	762	370	359
Basic net income per ADS effect	1.34	0.62	0.57
Diluted net income per ADS effect	1.19	0.62	0.57

Schedule of significant components of deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities were as follows (RMB in millions):

	2020	2021
Deferred tax assets
Accrued expenses	708	731
Loss carry forwards	862	1,393
Accrued liability for rewards programs	85	40
Accrued staff salary	8	98
Others	321	314
Less: Valuation allowance of deferred tax assets	(589)	(892)

	1,395	1,684
Deferred tax liabilities:
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,574)	(3,527)

Net deferred tax liabilities	(2,179)	(1,843)

Schedule of movement of valuation allowances	Movement of valuation allowances were as follows (RMB in millions):

	2019	2020	2021
Balance at beginning of year	238	482	589
Changes in current year	244	107	303

Balance at end of year	482	589	892

Subsidiaries
Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate
The impacts on effective tax rates from the Company’s subsidiaries with different tax rates of subsidiaries outside PRC and tax holiday are as follows:

		2019	2020	2021
Ctrip Computer Technology	15%	(2.4%)	15.4%	31.9%
Ctrip Travel Information	15%	(1.0%)	(0.7%)	(4.1%)
Ctrip Travel Network	15%	(1.9%)	14.1%	16.0%
Chengdu Information	15%	(0.8%)	6.8%	7.3%
Beijing Hujinxinrong Technology Co., Ltd	15%	0.0%	(2.0%)	14.3%
The Company and its subsidiaries in Hong Kong, Singapore , UK and Cayman Islands	0%-19%	(1.4%)	(44.6%)	(38.8%)
Qunar and subsidiaries	15%	(1.5%)	(2.5%)	6.6%
Others	various	0.0%	3.5%	4.8%

Total		(9.0%)	(10.0%)	38.0%